STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
15.	STOCK- BASED COMPENSATION
CEO Restriction Agreement:
Effective upon Business Combination close, the Chief Executive Officer (“CEO”) entered into a Restriction Agreement with Abacus Life, Inc. that provides terms for the CEO’s ownership interest grant that were assigned to him from the three original founders of Abacus Settlements. As of the Closing Date as provided in the Merger Agreement amended on April 21, 2023, the CEO shall receive 4,569,922 shares of Restricted Stock.
Vesting Conditions.
The Company shall issue the shares of Restricted Stock either (a) in certificate form or (b) in book entry form, registered in the CEO’s name, referring to the terms, conditions and restrictions applicable to the shares as outlined below. The CEO’s Ownership Interest Grant (“Restricted Stock”) shall vest as follows:

i.	50% of the shares on the 25th month following the Effective Date,

ii.	50% of the shares on the 30th month following the Effective Date,

iii.
Additionally, the Restricted Stock will become fully vested upon the first to occur of one of the following events: (i) separation from service due to disability, (ii) death, (iii) separation from service without cause; or (iv) separation from service for good reason.

CEO Stock-based compensation expense is summarized as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Stock-based compensation expense	$4,583,632	$—	$4,583,632	$—

Restricted Stock activity relative to the CEO for the nine months ended September 30, 2023 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	4,569,922	10.03
Forfeited	—	—
Settled	—	—

Outstanding at September 30, 2023	4,569,922	$10.03

As of September 30, 2023, unamortized stock-based compensation expense for unvested Restricted Stock relative to the CEO was $41,252,686 with a remaining contractual life of 2.3 years.